Premises and Equipment	12 Months Ended
Dec. 31, 2014
Premises and Equipment [Abstract]
Premises and Equipment

6.  Premises and Equipment

The detail of premises and equipment as of December 31st for the past two years is as follows:

(In thousands)	December 31, 2014	December 31, 2013
Land and buildings	$17,136	$17,022
Furniture, fixtures and equipment	7,032	6,603
Leasehold improvements	1,709	1,656
Gross premises and equipment	25,877	25,281
Less: Accumulated depreciation	(10,646)	(9,609)
Net premises and equipment	$15,231	$15,672

Amounts charged to noninterest expense for depreciation of premises and equipment amounted to $1.0 million and $1.2 million in 2014 and 2013, respectively.